Quarterly Financial Information (Unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information
Total operating revenues		$ 100,718	$ 71,583	$ 57,441	$ 36,532	$ 22,942	$ 16,994	$ 11,980	$ 6,318
Total operating expenses	$ 51,333	42,758	34,840	33,653	20,965	37,797	7,864	6,216	4,178	$ 103,255	$ 54,618	$ 132,216	$ 56,055	$ 5,354
Operating income (loss)	$ 36,760	57,960	36,743	23,788	15,567	(14,855)	9,130	5,764	2,140	$ 70,673	$ 39,355	134,058	2,179	(4,707)
Net income (loss)		$ 55,898	$ 34,288	$ 22,380	$ 15,309	$ (14,904)	$ 9,078	$ 5,720	$ 2,121			$ 127,875	$ 2,015	$ (4,715)